UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03872

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2026

Tax-Free Short-Intermediate Fund

Investor Class (PRFSX)

This annual shareholder report contains important information about Tax-Free Short-Intermediate Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Short-Intermediate Fund - Investor Class	$40	0.39%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and a resumption of Federal Reserve rate cuts. Municipal bonds also benefited from higher coupon income, a solid fundamental backdrop, and strong demand that offset headwinds from a second consecutive year of record-setting bond issuance. Munis with maturities of five to 15 years generally outperformed longer-maturity securities.

  Compared with the Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index, security selection was a significant contributor to the fund’s relative performance, particularly within the airport, prepaid gas, and hospital subsectors. Allocations within the revenue sector, including an overweight to airports and an underweight to dedicated tax bonds, further boosted performance. The portfolio also benefited from maintaining a slightly longer-than-benchmark average duration profile.

  Relative to the benchmark, there were few notable detractors during the period. In the revenue sector, the portfolio’s underweight allocation to prepaid gas bonds and overweight to hospitals were modest drags on performance.

  The fund is focused on short- and intermediate-term investment-grade municipal securities. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to the airport, hospital, and housing subsectors.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2026

Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	9,997	10,133	9,993
2016	10,083	10,369	10,068
2016	9,831	10,040	9,863
2017	9,974	10,142	10,026
2017	10,097	10,293	10,124
2017	10,149	10,420	10,189
2017	10,021	10,363	10,058
2018	10,020	10,193	10,085
2018	10,037	10,254	10,116
2018	10,093	10,310	10,180
2018	10,096	10,224	10,188
2019	10,264	10,516	10,362
2019	10,381	10,911	10,493
2019	10,517	11,359	10,642
2019	10,521	11,327	10,649
2020	10,654	11,744	10,802
2020	10,658	11,938	10,843
2020	10,792	12,094	10,948
2020	10,849	12,152	10,984
2021	10,848	11,907	10,979
2021	10,902	11,890	11,042
2021	10,934	12,084	11,082
2021	10,889	12,012	11,043
2022	10,691	11,592	10,831
2022	10,494	10,912	10,658
2022	10,474	10,693	10,631
2022	10,458	10,469	10,634
2023	10,486	10,465	10,649
2023	10,556	10,678	10,702
2023	10,611	10,565	10,760
2023	10,748	10,593	10,938
2024	10,890	10,813	11,044
2024	10,817	10,818	10,957
2024	11,088	11,336	11,262
2024	11,141	11,321	11,311
2025	11,241	11,441	11,401
2025	11,241	11,408	11,414
2025	11,470	11,691	11,663
2025	11,555	11,967	11,714
2026	11,768	12,158	11,926

202501-4140694, 202603-5315136

F56-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Tax-Free Short-Intermediate Fund (Investor Class)	4.69%	1.64%	1.64%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	6.26	0.42	1.97
Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index (Strategy Benchmark)	4.60	1.67	1.78

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,380,119
  Number of Portfolio Holdings471
  Investment Advisory Fees Paid (000s)$2,739
  Portfolio Turnover Rate36.0%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Texas	11.9%
New York	9.5
Puerto Rico	6.3
Virginia	6.1
Illinois	5.9
Georgia	5.3
Alabama	5.1
Colorado	4.7
California	4.2
Other	41.0

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	20.1%
Health Care	15.8
General Obligations - State	10.9
Housing	9.9
Special Tax	6.8
Education	5.8
General Obligations - Local	5.1
Water & Sewer	4.8
Industrial & Pollution Control	3.7
Other	17.1

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Tax-Free Short-Intermediate Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Short-Intermediate Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Tax-Free Short-Intermediate Fund

Investor Class (PRFSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2026

Tax-Free Short-Intermediate Fund

Advisor Class (PATIX)

This annual shareholder report contains important information about Tax-Free Short-Intermediate Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Short-Intermediate Fund - Advisor Class	$82	0.80%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and a resumption of Federal Reserve rate cuts. Municipal bonds also benefited from higher coupon income, a solid fundamental backdrop, and strong demand that offset headwinds from a second consecutive year of record-setting bond issuance. Munis with maturities of five to 15 years generally outperformed longer-maturity securities.

  Compared with the Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index, security selection was a significant contributor to the fund’s relative performance, particularly within the airport, prepaid gas, and hospital subsectors. Allocations within the revenue sector, including an overweight to airports and an underweight to dedicated tax bonds, further boosted performance. The portfolio also benefited from maintaining a slightly longer-than-benchmark average duration profile.

  Relative to the benchmark, there were few notable detractors during the period. In the revenue sector, the portfolio’s underweight allocation to prepaid gas bonds and overweight to hospitals were modest drags on performance.

  The fund is focused on short- and intermediate-term investment-grade municipal securities. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to the airport, hospital, and housing subsectors.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2026

Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	9,988	10,133	9,993
2016	10,065	10,369	10,068
2016	9,805	10,040	9,863
2017	9,956	10,142	10,026
2017	10,053	10,293	10,124
2017	10,097	10,420	10,189
2017	9,961	10,363	10,058
2018	9,952	10,193	10,085
2018	9,962	10,254	10,116
2018	10,010	10,310	10,180
2018	10,005	10,224	10,188
2019	10,165	10,516	10,362
2019	10,273	10,911	10,493
2019	10,416	11,359	10,642
2019	10,393	11,327	10,649
2020	10,518	11,744	10,802
2020	10,514	11,938	10,843
2020	10,640	12,094	10,948
2020	10,668	12,152	10,984
2021	10,677	11,907	10,979
2021	10,721	11,890	11,042
2021	10,744	12,084	11,082
2021	10,691	12,012	11,043
2022	10,488	11,592	10,831
2022	10,289	10,912	10,658
2022	10,242	10,693	10,631
2022	10,238	10,469	10,634
2023	10,261	10,465	10,649
2023	10,304	10,678	10,702
2023	10,349	10,565	10,760
2023	10,495	10,593	10,938
2024	10,603	10,813	11,044
2024	10,542	10,818	10,957
2024	10,795	11,336	11,262
2024	10,834	11,321	11,311
2025	10,900	11,441	11,401
2025	10,890	11,408	11,414
2025	11,121	11,691	11,663
2025	11,191	11,967	11,714
2026	11,386	12,158	11,926

202501-4140694, 202603-5315136

F256-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Tax-Free Short-Intermediate Fund (Advisor Class)	4.46%	1.30%	1.31%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	6.26	0.42	1.97
Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index (Strategy Benchmark)	4.60	1.67	1.78

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,380,119
  Number of Portfolio Holdings471
  Investment Advisory Fees Paid (000s)$2,739
  Portfolio Turnover Rate36.0%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Texas	11.9%
New York	9.5
Puerto Rico	6.3
Virginia	6.1
Illinois	5.9
Georgia	5.3
Alabama	5.1
Colorado	4.7
California	4.2
Other	41.0

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	20.1%
Health Care	15.8
General Obligations - State	10.9
Housing	9.9
Special Tax	6.8
Education	5.8
General Obligations - Local	5.1
Water & Sewer	4.8
Industrial & Pollution Control	3.7
Other	17.1

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Tax-Free Short-Intermediate Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Short-Intermediate Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Tax-Free Short-Intermediate Fund

Advisor Class (PATIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2026

Tax-Free Short-Intermediate Fund

I Class (TTSIX)

This annual shareholder report contains important information about Tax-Free Short-Intermediate Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Short-Intermediate Fund - I Class	$25	0.24%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and a resumption of Federal Reserve rate cuts. Municipal bonds also benefited from higher coupon income, a solid fundamental backdrop, and strong demand that offset headwinds from a second consecutive year of record-setting bond issuance. Munis with maturities of five to 15 years generally outperformed longer-maturity securities.

  Compared with the Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index, security selection was a significant contributor to the fund’s relative performance, particularly within the airport, prepaid gas, and hospital subsectors. Allocations within the revenue sector, including an overweight to airports and an underweight to dedicated tax bonds, further boosted performance. The portfolio also benefited from maintaining a slightly longer-than-benchmark average duration profile.

  Relative to the benchmark, there were few notable detractors during the period. In the revenue sector, the portfolio’s underweight allocation to prepaid gas bonds and overweight to hospitals were modest drags on performance.

  The fund is focused on short- and intermediate-term investment-grade municipal securities. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to the airport, hospital, and housing subsectors.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of February 28, 2026

Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
11/29/16	500,000	500,000	500,000
11/30/16	499,116	498,674	499,009
2/28/17	507,333	503,720	507,255
5/31/17	512,796	511,246	512,212
8/31/17	515,550	517,530	515,485
11/30/17	509,162	514,702	508,840
2/28/18	509,260	506,265	510,237
5/31/18	511,169	509,331	511,797
8/31/18	513,253	512,100	515,008
11/30/18	513,500	507,795	515,439
2/28/19	522,224	522,312	524,228
5/31/19	529,284	541,930	530,869
8/31/19	536,307	564,193	538,392
11/30/19	535,682	562,592	538,779
2/29/20	543,572	583,332	546,481
5/31/20	542,959	592,956	548,588
8/31/20	550,886	600,715	553,897
11/30/20	552,981	603,570	555,721
2/28/21	553,049	591,403	555,446
5/31/21	556,929	590,555	558,639
8/31/21	558,739	600,209	560,669
11/30/21	556,590	596,608	558,667
2/28/22	546,651	575,765	547,950
5/31/22	536,829	541,999	539,225
8/31/22	534,997	531,089	537,869
11/30/22	535,391	520,006	537,981
2/28/23	537,000	519,790	538,744
5/31/23	539,800	530,385	541,454
8/31/23	542,778	524,752	544,377
11/30/23	551,031	526,141	553,375
2/29/24	557,446	537,084	558,755
5/31/24	553,943	537,310	554,351
8/31/24	568,034	563,042	569,758
11/30/24	571,958	562,314	572,251
2/28/25	576,233	568,279	576,827
5/31/25	576,469	566,641	577,448
8/31/25	589,499	580,700	590,056
11/30/25	594,081	594,373	592,636
2/28/26	605,251	603,857	603,379

202501-4140694, 202603-5315136

F356-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 11/29/16
Tax-Free Short-Intermediate Fund (I Class)	5.04%	1.82%	2.09%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	6.26	0.42	2.06
Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index (Strategy Benchmark)	4.60	1.67	2.05

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,380,119
  Number of Portfolio Holdings471
  Investment Advisory Fees Paid (000s)$2,739
  Portfolio Turnover Rate36.0%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Texas	11.9%
New York	9.5
Puerto Rico	6.3
Virginia	6.1
Illinois	5.9
Georgia	5.3
Alabama	5.1
Colorado	4.7
California	4.2
Other	41.0

Industry Allocation (as a % of Net Assets)

Table Summary
Transportation	20.1%
Health Care	15.8
General Obligations - State	10.9
Housing	9.9
Special Tax	6.8
Education	5.8
General Obligations - Local	5.1
Water & Sewer	4.8
Industrial & Pollution Control	3.7
Other	17.1

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Tax-Free Short-Intermediate Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Short-Intermediate Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Tax-Free Short-Intermediate Fund

I Class (TTSIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$34,043	$33,841
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,522,000 and $1,818,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRFSX Tax-Free Short-
Intermediate Fund
–!
PATIX Tax-Free Short-
Intermediate Fund–
.
Advisor Class
TTSIX Tax-Free Short-
Intermediate Fund–
.
I Class

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 5.50 $ 5.47 $ 5.38 $ 5.57 $ 5.72
Investment activities
Net investment income
(1)(2)
0.16 0.14 0.11 0.08 0.07
Net realized and unrealized
gain/loss 0.09 0.03 0.09 (0.19) (0.15)
Total from investment
activities 0.25 0.17 0.20 (0.11) (0.08)
Distributions
Net investment income (0.16) (0.14) (0.11) (0.08) (0.07)
Net realized gain — — — — —
(3)
Total distributions (0.16) (0.14) (0.11) (0.08) (0.07)
NET ASSET VALUE
End of period $ 5.59 $ 5.50 $ 5.47 $ 5.38 $ 5.57

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
Ratios/Supplemental Data
Total return
(2)(4)
4.69% 3.22% 3.85% (1.92)% (1.45)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.39% 0.47% 0.52% 0.52% 0.50%
Net expenses after
waivers/payments by Price
Associates 0.39% 0.47% 0.52% 0.52% 0.50%
Net investment income 2.99% 2.62% 2.12% 1.53% 1.20%
Portfolio turnover rate 36.0% 31.8% 28.8% 36.9% 23.9%
Net assets, end of period (in
thousands) $624,830 $689,494 $745,724 $864,097 $1,091,168
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 5.48 $ 5.45 $ 5.37 $ 5.56 $ 5.71
Investment activities
Net investment income
(1)(2)
0.14 0.12 0.10 0.07 0.05
Net realized and unrealized
gain/loss 0.10 0.03 0.08 (0.19) (0.15)
Total from investment
activities 0.24 0.15 0.18 (0.12) (0.10)
Distributions
Net investment income (0.14) (0.12) (0.10) (0.07) (0.05)
Net realized gain — — — — —
(3)
Total distributions (0.14) (0.12) (0.10) (0.07) (0.05)
NET ASSET VALUE
End of period $ 5.58 $ 5.48 $ 5.45 $ 5.37 $ 5.56
Ratios/Supplemental Data
Total return
(2)(4)
4.46% 2.80% 3.33% (2.17)% (1.76)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.82% 0.89% 0.83% 0.77% 0.80%
Net expenses after waivers/
payments by Price Associates 0.80% 0.88% 0.83% 0.77% 0.80%
Net investment income 2.58% 2.20% 1.78% 1.21% 0.89%
Portfolio turnover rate 36.0% 31.8% 28.8% 36.9% 23.9%
Net assets, end of period (in
thousands) $949 $1,047 $1,166 $2,565 $10,937
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 5.50 $ 5.47 $ 5.39 $ 5.58 $ 5.72
Investment activities
Net investment income
(1)(2)
0.17 0.15 0.12 0.09 0.07
Net realized and unrealized
gain/loss 0.10 0.03 0.08 (0.19) (0.14)
Total from investment
activities 0.27 0.18 0.20 (0.10) (0.07)
Distributions
Net investment income (0.17) (0.15) (0.12) (0.09) (0.07)
Net realized gain — — — — —
(3)
Total distributions (0.17) (0.15) (0.12) (0.09) (0.07)
NET ASSET VALUE
End of period $ 5.60 $ 5.50 $ 5.47 $ 5.39 $ 5.58
Ratios/Supplemental Data
Total return
(2)(4)
5.04% 3.37% 3.81% (1.77)% (1.16)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.24% 0.33% 0.38% 0.37% 0.38%
Net expenses after waivers/
payments by Price Associates 0.24% 0.33% 0.38% 0.37% 0.38%
Net investment income 3.14% 2.76% 2.27% 1.68% 1.31%
Portfolio turnover rate 36.0% 31.8% 28.8% 36.9% 23.9%
Net assets, end of period (in
thousands) $754,340 $707,074 $801,667 $930,459 $970,206
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
February 28, 2026

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.8%
ALABAMA  5.1%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  8,485 8,856
Black Belt Energy Gas Dist., VRDN, 4.00%, 10/1/52 (Tender
12/1/26)  5,700 5,752
Black Belt Energy Gas Dist., Series B, 5.00%, 12/1/32  1,295 1,425
Black Belt Energy Gas Dist., Series B, VRDN, 5.00%, 10/1/55
(Tender 9/1/32)  7,855 8,570
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  6,370 6,975
Black Belt Energy Gas Dist., Series C, VRDN, 5.00%, 5/1/55
(Tender 7/1/31)  2,000 2,168
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  14,450 15,463
Black Belt Energy Gas Dist., Gas Project, Series E, 5.00%,
7/1/29 (1) 500 527
Black Belt Energy Gas Dist., Gas Project, Series F, 5.00%,
12/1/33  3,290 3,625
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51
(Tender 12/1/31)  10,000 10,459
Southeast Energy Auth., Series E, 5.00%, 10/1/30  6,000 6,539
70,359
ALASKA  0.2%
Alaska HFC, Veterans Mortgage Program, 3.55%, 6/1/33  1,175 1,202
Alaska HFC, Veterans Mortgage Program, 3.60%, 12/1/33  1,060 1,088
2,290
ARIZONA  2.3%
Arizona IDA, Equitable School Revolving Fund, Series 2019A,
5.00%, 11/1/29  1,005 1,071
Arizona IDA, Equitable School Revolving Fund, Series A,
5.00%, 11/1/29  4,645 4,999
Arizona IDA, Sustainable Bonds, Series 2019A, 5.00%, 11/1/28  1,180 1,257
Arizona IDA, Sustainable Bonds, Series A, 5.00%, 11/1/28  10,055 10,592
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (2) 1,790 1,842
Chandler IDA, Intel Corp. Project, VRDN, 5.00%, 9/1/42
(Tender 9/1/27) (2) 45 46
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (2) 4,190 4,279
Maricopa County IDA, Banner Health, 5.00%, 1/1/35  2,805 2,864
Maricopa County IDA, Honor Health, Series D, 5.00%, 12/1/29  1,275 1,400
Phoenix Civic Improvement, Senior Lien, 5.00%, 7/1/31 (2) 1,795 1,890

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Phoenix Civic Improvement, Senior Lien, 5.00%, 7/1/32 (2) 1,585 1,667
31,907
CALIFORNIA  4.2%
California, GO, 3.00%, 10/1/32  890 890
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  6,610 7,033
California HFFA, Cedars-Sinai Health System, Series A, 5.00%,
8/15/33  225 228
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 2.58%, 12/1/50 (Tender 6/1/26)  1,175 1,173
California Infrastructure & Economic Dev. Bank, Sustainable
Bonds, Series A, 3.25%, 8/1/29  9,370 9,600
California Municipal Fin. Auth., CHF-Davis I, West Village
Student Housing Project, 5.00%, 5/15/26  650 653
California Municipal Fin. Auth., CHF-Davis I, West Village
Student Housing Project, 5.00%, 5/15/27  485 498
California Statewide CDA, Series C-1, 5.00%, 9/2/34  375 419
California Statewide CDA, Series C-1, 5.00%, 9/2/35  310 347
California Statewide CDA, Series C-2, 4.00%, 9/2/32  185 192
California Statewide CDA, Series C-2, 4.00%, 9/2/33  215 223
California Statewide CDA, Series C-2, 4.00%, 9/2/34  245 254
California Statewide CDA, Series C-2, 5.00%, 9/2/27  60 62
California Statewide CDA, Series C-2, 5.00%, 9/2/28  110 116
California Statewide CDA, Series C-2, 5.00%, 9/2/29  80 86
California Statewide CDA, Series C-2, 5.00%, 9/2/30  100 108
California Statewide CDA, Series C-2, 5.00%, 9/2/31  85 93
Eastern Municipal Water District Community Fac. Dist.
No.2014-65, Menifee, 4.00%, 9/1/27  45 46
Eastern Municipal Water District Community Fac. Dist.
No.2014-65, Menifee, 4.00%, 9/1/31  110 113
Eastern Municipal Water District Community Fac. Dist.
No.2014-65, Menifee, 5.00%, 9/1/33  115 124
Los Angeles Dept. of Airports, 5.00%, 5/15/35 (2) 3,350 3,706
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/29 (2) 4,000 4,325
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/30 (2) 5,000 5,523
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/29 (2) 1,960 2,045
Northern California Energy Auth., VRDN, 5.00%, 12/1/54
(Tender 8/1/30)  2,655 2,861
Northern California Gas Auth. No. 1, Series B, FRN, 67% of
(3M TSFR + 0.2616%) + 0.72%, 3.348%, 7/1/27  1,460 1,464
Sacramento County Airport System Revenue, Series C, 5.00%,
7/1/30 (2) 1,785 1,878
San Francisco City & County Airport Commission, San
Francisco International Airport, Series A, 5.00%, 5/1/29 (2) 3,500 3,781

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
San Francisco City & County Airport Commission, San
Francisco International Airport, Series C, 5.00%, 5/1/28 (2) 9,250 9,764
57,605
COLORADO  4.7%
Colorado, Series A, COP, 5.00%, 12/15/28  9,255 9,970
Colorado HFA, Adventhealth Obligated, Series 2023A-1,
VRDN, 5.00%, 11/15/58 (Tender 11/15/28)  1,550 1,644
Colorado HFA, Adventhealth Obligated, Series A, VRDN,
5.00%, 11/15/60 (Tender 11/15/30)  2,000 2,202
Colorado HFA, Commonspirit Health, Series B-2, VRDN,
5.00%, 8/1/49 (Tender 8/1/26)  9,605 9,615
Colorado HFA, CommonSpirit Health, Series A, 5.00%, 8/1/27  1,010 1,046
Colorado HFA, CommonSpirit Health, Series A, 5.00%, 9/1/29  4,375 4,720
Colorado Housing & Fin. Auth., Series I-2, Class I, 3.25%,
4/1/29  2,000 2,024
Colorado Housing & Fin. Auth., Albion Apartments Project,
VRDN, 3.375%, 7/1/44 (Tender 7/1/28)  1,925 1,952
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/27 (2) 5,000 5,208
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/29 (2) 7,335 7,848
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/31 (2) 5,085 5,428
Denver City & County Airport System Revenue, Series B,
4.00%, 11/15/31  2,970 2,973
Denver City & County Airport System Revenue, Series B,
5.00%, 11/15/29 (2) 2,000 2,171
E-470 Public Highway Auth., Capital Appreciation, Series B,
Zero Coupon, 9/1/29 (3) 2,500 2,298
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/27 (4) 200 209
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/28 (4) 200 214
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/29 (4) 200 219
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/30 (4) 300 335
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/31 (4) 275 313
Regional Transportation Dist. Sales Tax Revenue, Series B,
5.00%, 11/1/33  2,000 2,089
Regional Transportation Dist. Sales Tax Revenue, Fastracks
Project, Series A, 5.00%, 11/1/27  2,500 2,622
65,100
CONNECTICUT  2.7%
Connecticut, Series A, GO, 5.00%, 3/15/31  2,275 2,578
Connecticut, Series A, GO, 5.00%, 4/15/32  1,515 1,639
Connecticut, Series B, GO, 5.00%, 12/1/29  2,040 2,250
Connecticut, Series B, GO, 5.00%, 12/1/30  3,070 3,458

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Housing Fin. Auth., Series B-1, 2.95%, 11/15/31  5,510 5,510
Connecticut Housing Fin. Auth., Series D-2, VRDN, 3.10%,
11/15/64 (Tender 11/15/28)  2,140 2,144
Connecticut Special Tax Revenue, Transportation
Infrastructure, Series A, 5.00%, 7/1/28  4,900 5,223
Connecticut State HEFA, Series A-3, VRDN, 2.95%, 7/1/49
(Tender 7/1/27)  3,325 3,357
Connecticut State HEFA, Series B, VRDN, 5.00%, 7/1/49
(Tender 7/1/29)  7,115 7,675
Univ. of Connecticut, Series A, 5.00%, 8/15/29  1,200 1,315
Univ. of Connecticut, Refunding, Series A, 5.00%, 8/15/29  1,740 1,907
37,056
DELAWARE  0.4%
Delaware Economic Dev. Auth., Delmarva power & Light
Project, Series A, 3.60%, 1/1/31  2,145 2,228
Univ. of Delaware, Series A, 5.00%, 11/1/33  2,790 3,302
5,530
DISTRICT OF COLUMBIA  2.9%
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/28  1,560 1,603
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/30  2,040 2,096
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/31  2,105 2,163
Dist. of Columbia, Housing Fin. Agency, Belmont Crossing
Phase II, Series B, VRDN, 5.00%, 3/1/29 (Tender 2/1/28)  2,325 2,423
Dist. of Columbia, Housing Fin. Agency, Rhode Island
Apartment Project, Series A, 5.00%, 3/1/28  1,650 1,723
Metropolitan Washington Airports Auth., Aviation Revenue,
5.00%, 10/1/34 (2) 1,250 1,291
Metropolitan Washington Airports Auth., Aviation Revenue,
Series 2018A, 5.00%, 10/1/29 (2) 4,295 4,555
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/27 (2) 8,750 9,086
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/29 (2) 5,000 5,443
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/33 (2) 4,160 4,797
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/36 (2) 2,940 3,075
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/31  2,190 2,264
40,519
FLORIDA  3.2%
Alachua County HFA, Shands Teaching Hospital & Clinics,
5.00%, 12/1/35  330 351

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Alachua County HFA, Shands Teaching Hospital & Clinics,
VRDN, 5.00%, 12/1/37 (Tender 12/1/26)  6,325 6,357
Broward County Airport System, Series A, 5.00%, 10/1/28 (2) 2,330 2,471
Broward County Airport System, Series B, 5.00%, 10/1/28 (2) 1,980 2,100
Capital Trust Auth., UF Health Projects, Series A, 5.00%,
12/1/30 (4) 1,920 2,138
Capital Trust Auth., UF Health Projects, Series A, 5.00%,
12/1/32  2,525 2,871
Duval County Public Schools, Series A, COP, 5.00%, 7/1/27 (4) 2,750 2,852
Florida Dev. Fin., Tampa General Hospital Project, Series A,
5.00%, 8/1/27  250 259
Florida Dev. Fin., Tampa General Hospital Project, Series A,
5.00%, 8/1/28  160 170
Florida Dev. Fin., Tampa General Hospital Project, Series A,
5.00%, 8/1/29  200 217
Florida Municipal Power Agency, Series A, 5.00%, 10/1/28  175 178
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%,
6/1/27  5,000 5,180
Greater Orlando Aviation Auth., 5.00%, 10/1/30 (2) 3,900 4,322
JEA Water & Sewer System Revenue, Series A, 3.25%, 10/1/36  345 345
Lee County Airport Revenue, Series A-2, VRDN, 5.00%,
10/1/56 (Tender 10/1/31) (1)(2) 5,000 5,502
Marion County School Board, COP, 5.00%, 6/1/27 (4) 1,000 1,032
Marion County School Board, COP, 5.00%, 6/1/28 (4) 2,750 2,914
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/30  2,000 2,003
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,003
Orange County HFA, Series C, VRDN, 5.00%, 11/15/52 (Tender
11/15/26)  205 209
Village Community Dev. Dist. No. 14, 4.00%, 5/1/27  1,240 1,248
44,722
GEORGIA  5.3%
Atlanta Beltline Project, Series D, 5.00%, 1/1/30  1,055 1,079
Atlanta Dept. of Aviation, Series B-1, 5.00%, 7/1/36 (2) 1,750 1,997
Atlanta Urban Residential Fin. Auth., VRDN, 3.40%, 2/1/29
(Tender 2/1/28)  1,275 1,290
Atlanta Water & Wastewater, 5.00%, 11/1/31  5,955 5,995
Atlanta Water & Wastewater, 5.00%, 11/1/32  2,020 2,033
Burke County Dev. Auth., Fifth Series Georgia Power Plant,
VRDN, PCR, 3.70%, 10/1/32 (Tender 6/13/28)  1,900 1,945
Burke County Dev. Auth., Georgia Power Plant Vogtle, PCR,
2.20%, 10/1/32  1,250 1,147
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 1.85%, 11/1/52  6,800 6,800
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.30%, 12/1/49 (Tender 8/21/29)  1,000 1,014

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.375%, 11/1/53 (Tender 3/12/27)  1,850 1,864
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.80%, 10/1/32 (Tender 5/21/26)  800 802
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.875%, 10/1/32 (Tender 3/6/26)  2,225 2,225
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/35  2,390 2,443
Cobb County Kennestone Hosp. Auth., WellStar Health,
Series A, RAC, 5.00%, 4/1/28  1,125 1,186
Cobb County Kennestone Hosp. Auth., WellStar Health,
Series A, RAC, 5.00%, 4/1/29  1,110 1,199
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 3.50%, 7/1/33  200 200
Georgia Housing & Fin. Auth., Series B, 2.75%, 12/1/34  250 241
Main Street Natural Gas, Series A, 5.00%, 5/15/27  2,500 2,566
Main Street Natural Gas, Series A, 5.00%, 5/15/28  3,890 4,061
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  8,010 8,170
Main Street Natural Gas, Series E-1, VRDN, 5.00%, 12/1/53
(Tender 6/1/31)  1,690 1,838
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  12,465 12,834
Monroe County Dev. Auth., Georgia Power Plant Scherer
Project, VRDN, PCR, 3.35%, 11/1/48 (Tender 3/27/30)  1,175 1,196
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/32  2,130 2,276
Municipal Electric Auth. of Georgia, Project 1, Series 2016A,
5.00%, 1/1/28  2,110 2,129
Municipal Electric Auth. of Georgia, Project 1, Series 2024A,
5.00%, 1/1/29  875 938
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
9/1/29  3,000 3,283
72,751
HAWAII  0.4%
Hawaii, Series FG, GO, 5.00%, 10/1/30  2,560 2,603
Hawaii, Series FT, GO, 5.00%, 1/1/31  3,105 3,263
5,866
ILLINOIS  5.9%
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/29 (2) 2,500 2,666
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/30 (2) 9,000 9,780
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/31 (2) 3,000 3,311
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/27 (2) 7,500 7,650
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/30 (2) 2,000 2,038
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/31  4,910 5,503
Illinois, GO, 4.25%, 1/1/36  320 320

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois, GO, 5.00%, 1/1/28  2,010 2,014
Illinois, GO, 5.00%, 2/1/29  4,555 4,660
Illinois, GO, 5.00%, 2/1/30  2,750 3,013
Illinois, Series A, GO, 5.00%, 3/1/28  2,145 2,255
Illinois, Series B, GO, 5.00%, 3/1/27  2,000 2,052
Illinois, Series B, GO, 5.00%, 5/1/28  2,200 2,322
Illinois, Series B, GO, 5.00%, 5/1/29  2,000 2,158
Illinois, Series C, GO, 5.00%, 11/1/29  6,240 6,496
Illinois, Series D, GO, 5.00%, 11/1/28  3,535 3,684
Illinois Fin. Auth., 5.00%, 7/1/36  4,325 4,776
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/27  595 609
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/31  715 733
Illinois Fin. Auth., Clean Water Initiative, Series 2017, 5.00%,
7/1/33  225 230
Illinois Fin. Auth., Clean Water Initiative, Series 2019, 5.00%,
7/1/33  365 395
Illinois Fin. Auth., OSF Healthcare System, Series C, VRDN,
1.80%, 11/15/37  4,000 4,000
Illinois Fin. Auth., Rush Univ. System For Health, Series A,
5.00%, 11/15/30  4,000 4,354
Illinois Fin. Auth., Uchicago Medicine, Series B-2, VRDN,
5.00%, 8/15/52 (Tender 8/15/27)  5,940 6,110
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29  800 830
81,959
INDIANA  0.3%
Indiana Fin. Auth., Community Foundation of Northwest Indiana
Obligated Group, 5.00%, 9/1/29  350 355
Indiana Fin. Auth., Indiana Univ. Health, Series D-1, VRDN,
5.00%, 10/1/64 (Tender 10/1/29)  3,960 4,273
4,628
KENTUCKY  1.1%
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26  4,065 4,083
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/30  50 51
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,305 11,580
15,714
LOUISIANA  0.8%
Louisiana Offshore Terminal Auth., Loop Project, Series 2007A,
4.15%, 9/1/27  1,000 1,019
Louisiana Offshore Terminal Auth., Loop Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  1,600 1,645

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.20%,
6/1/37 (Tender 7/1/26)  695 694
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%,
6/1/37 (Tender 7/1/26)  290 291
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  3,030 3,027
Saint John the Baptist Parish, Marathon Oil, Series C, VRDN,
3.30%, 6/1/37 (Tender 7/3/28)  4,120 4,192
10,868
MAINE  0.1%
Maine Turnpike Auth., 5.00%, 7/1/30  1,000 1,115
1,115
MARYLAND  4.0%
Gaithersburg, Asbury Maryland Obligation Group, Series B,
5.00%, 1/1/27  1,310 1,322
Howard County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/15/27  3,000 3,127
Maryland CDA, Series C, 1.30%, 3/1/28  920 885
Maryland CDA, Series C, 2.70%, 9/1/34  1,200 1,140
Maryland Dept. of Housing & Community Dev., Series A,
3.15%, 5/1/27  1,405 1,416
Maryland DOT, Series A, 5.00%, 8/1/30 (2)(4) 725 795
Maryland DOT, Series A, 5.00%, 8/1/31 (2)(4) 715 796
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  7,000 7,210
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/27  2,500 2,552
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  1,250 1,259
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  7,815 7,956
Maryland Transportation Auth., Transportation Fac. Project,
5.00%, 7/1/33  2,775 3,079
Maryland, State & Local Facs. Loan, GO, 5.00%, 8/1/31  9,725 10,366
Montgomery County, Series A, GO, 5.00%, 8/1/27  2,000 2,082
Montgomery County, Series A, GO, 5.00%, 10/1/28  5,000 5,369
Montgomery County, Series A, GO, 5.00%, 8/1/29  1,415 1,551
Prince George's County, Series B, GO, 5.00%, 9/1/27  1,755 1,831
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/27  1,860 1,927
54,663
MASSACHUSETTS  1.6%
Massachusetts Dev. Fin. Agency, CareGroup, Series I, 5.00%,
7/1/27  390 393

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Massachusetts Dev. Fin. Agency, Harvard Univ., Series A-1,
VRDN, 5.00%, 5/15/55 (Tender 5/13/32)  6,000 6,925
Massachusetts Housing Fin. Agency, Sustainable Bonds,
Series A-3, 3.75%, 6/1/29  5,635 5,777
Massachusetts Housing Fin. Agency, Sustainable Bonds,
Series B-3, 3.55%, 12/1/29  6,325 6,508
Massachusetts Housing Fin. Agency, Sustainable Bonds,
Series C-3, 3.15%, 6/1/30  2,850 2,881
22,484
MICHIGAN  2.3%
Great Lakes Water Auth. Sewage Disposal System, 2nd Lien,
Series C, 4.00%, 7/1/34 (4) 350 351
Great Lakes Water Auth. Sewage Disposal System, 2nd Lien,
Series C, 5.00%, 7/1/30  320 323
Great Lakes Water Auth. Sewage Disposal System, Senior
Lien, Series A, 5.00%, 7/1/31  6,275 7,134
Great Lakes Water Auth. Sewage Disposal System, Senior
Lien, Series B, 5.00%, 7/1/29  5,000 5,451
Michigan Fin. Auth., Series A-1, 5.00%, 7/20/26  5,000 5,051
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/28  4,130 4,205
Michigan State HDA, Series A-1, 3.55%, 10/1/31  4,000 4,008
Michigan State HDA, HOM Flats At 28 West Project, VRDN,
2.70%, 10/1/43 (Tender 10/1/28)  2,875 2,876
Michigan Trunk Line Revenue, Rebuilding Michigan Program,
5.00%, 11/15/35  2,210 2,495
31,894
MINNESOTA  0.3%
Minneapolis-St. Paul Metropolitan Airports Commission,
Series B, 5.00%, 1/1/30 (2) 3,500 3,805
3,805
MISSISSIPPI  0.0%
Warren County, Int'l. Paper Project, 4.00%, 9/1/32  450 476
476
MISSOURI  1.0%
Missouri HEFA, SSM Health Care, Series C, VRDN, 5.00%,
5/1/52 (Tender 5/1/28)  12,000 12,666
Missouri HEFA, SSM Health Care, Series F, VRDN, 1.90%,
6/1/44  400 400
13,066

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
NEBRASKA  0.2%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,945 2,070
2,070
NEVADA  0.4%
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/27 (2) 3,000 3,098
Sparks Tourism Improvement Dist. No. 1, Legends At Sparks
Marina, 3.875%, 6/15/28  1,675 1,689
4,787
NEW JERSEY  3.5%
New Jersey Economic Dev. Auth., Series RRR, 5.00%, 3/1/28  1,150 1,214
New Jersey Economic Dev. Auth., American Water, Series A,
VRDN, 2.20%, 10/1/39 (Tender 12/3/29) (2) 1,975 1,894
New Jersey HCFFA, Barnabas Health Obligated Group,
Series A, 3.50%, 7/1/34  110 110
New Jersey HCFFA, Barnabas Health Obligated Group,
Series A, 5.00%, 7/1/30  45 45
New Jersey HCFFA, Barnabas Health Obligated Group,
Series A, 5.00%, 7/1/33  215 217
New Jersey Housing & Mortgage Fin. Agency, 701 Newark
Avenue Project, Series E, VRDN, 3.15%, 12/1/43 (Tender
12/1/28)  1,680 1,692
New Jersey Housing & Mortgage Fin. Agency, Rowan Towers,
Series D-2, VRDN, 3.10%, 7/1/29 (Tender 7/1/28)  335 338
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/32  3,000 3,212
New Jersey Transportation Trust Fund Auth., Transportation
System, 5.00%, 6/15/29  1,565 1,683
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27  210 210
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/29  4,630 5,000
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/31  5,050 5,694
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/31  5,000 5,638
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/32  1,070 1,121
New Jersey Turnpike Auth., Series D, 5.00%, 1/1/28  2,455 2,537
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/32  2,600 2,725
New Jersey, COVID-19 Emergency Bonds, Series A, GO,
5.00%, 6/1/27  9,280 9,629
Tobacco Settlement Fin., Series A, 5.00%, 6/1/26  4,055 4,078
Tobacco Settlement Fin., Series A, 5.00%, 6/1/28  1,555 1,637
48,674

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
NEW MEXICO  0.0%
New Mexico Mortgage Fin. Auth., Series F, 2.60%, 7/1/34  400 379
379
NEW YORK  9.5%
Dormitory Auth. of the State of New York, Series A, 5.00%,
10/1/30 (4) 2,100 2,372
Dormitory Auth. of the State of New York, Series A, 5.00%,
10/1/31 (4) 2,775 3,206
Dormitory Auth. of the State of New York, Series C, 5.00%,
3/15/35  1,250 1,317
Dormitory Auth. of the State of New York, Series E, 3.25%,
3/15/36  2,750 2,741
Long Island Power Auth., Series B, VRDN, 1.50%, 9/1/51
(Tender 9/1/26)  1,400 1,391
Long Island Power Auth., Series B, VRDN, 3.00%, 9/1/49
(Tender 9/1/29)  6,900 6,933
New York City, Series A, GO, 5.00%, 8/1/30  2,830 3,161
New York City, Series B-1, GO, 5.00%, 8/1/29  1,710 1,873
New York City, Series B-1, GO, 5.00%, 10/1/31  1,000 1,089
New York City, Series D, GO, 5.00%, 4/1/31  2,045 2,311
New York City, Series F-1, GO, 5.00%, 8/1/28  1,000 1,068
New York City Housing Dev., Sustainable Dev. Bonds, 1.90%,
5/1/33  365 325
New York City Housing Dev., Sustainable Dev. Bonds,
Series A-2, VRDN, 3.25%, 11/1/64 (Tender 7/2/29)  3,030 3,067
New York City Housing Dev., Sustainable Dev. Bonds,
Series A-2, VRDN, 3.25%, 11/1/65 (Tender 2/1/30)  3,000 3,042
New York City Housing Dev., Sustainable Dev. Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  4,000 4,011
New York City Housing Dev., Sustainable Dev. Bonds,
Series C-2, VRDN, 3.75%, 5/1/65 (Tender 7/2/29)  2,685 2,745
New York City Housing Dev., Sustainable Dev. Bonds,
Series D-1A, 1.85%, 11/1/33  400 350
New York City Housing Dev., Sustainable Dev. Bonds,
Series F-2, VRDN, 3.40%, 11/1/64 (Tender 1/2/29)  3,180 3,218
New York City Housing Dev., Sustainable Dev. Bonds,
Series I-1, 2.10%, 11/1/35  330 292
New York City Housing Dev., Sustainable Neighborhood Bonds,
Series E-1B, 3.15%, 11/1/36  310 306
New York City Transitional Fin. Auth., Future Tax Secured,
Series B-1, 5.25%, 11/1/35  4,000 4,608
New York City Transitional Fin. Auth., Future Tax Secured,
Series C-1, 5.00%, 2/1/37  2,245 2,501
New York City Transitional Fin. Auth., Future Tax Secured,
Series D-1, 5.00%, 11/1/31  15,000 17,159

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax Secured,
Series G-1, 5.00%, 5/1/28  4,465 4,733
New York City Transitional Fin. Auth., Future Tax Secured,
Series J-1, 5.00%, 11/1/30  2,000 2,246
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 244, 2.75%, 4/1/35  650 629
New York State Housing Fin. Agency, 320 West 38th Street
Housing, Series A, VRDN, 3.57%, 5/1/42 (Tender 11/1/31)  1,100 1,127
New York State Housing Fin. Agency, Sustainability Bonds,
VRDN, 3.80%, 11/1/62 (Tender 5/1/29)  5,725 5,728
New York State Housing Fin. Agency, Sustainability Bonds,
Series A-2, VRDN, 2.50%, 11/1/60 (Tender 5/1/27)  1,905 1,903
New York State Housing Fin. Agency, Sustainability Bonds,
Series A-2, VRDN, 3.35%, 6/15/54 (Tender 6/15/29)  1,000 1,007
New York State Housing Fin. Agency, Sustainability Bonds,
Series A-2, VRDN, 3.50%, 11/1/64 (Tender 5/1/30)  6,000 6,083
New York State Housing Fin. Agency, Sustainability Bonds,
Series B-2, VRDN, 3.35%, 12/15/54 (Tender 12/15/29)  2,130 2,153
New York State Housing Fin. Agency, Sustainability Bonds,
Series B-2, VRDN, 3.60%, 11/1/64 (Tender 5/1/29)  4,040 4,081
New York State Housing Fin. Agency, Sustainability Bonds,
Series C-2, VRDN, 3.30%, 5/1/65 (Tender 5/1/30)  2,700 2,726
New York State Housing Fin. Agency, Sustainability Bonds,
Series D-2, VRDN, 3.375%, 5/1/65 (Tender 11/1/31)  5,000 5,064
New York State Housing Fin. Agency, Sustainability Bonds,
Series H, 2.75%, 11/1/34  440 415
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (2) 445 445
New York Transportation Dev., Delta Air Lines LaGuardia
Airport, 5.00%, 1/1/27 (2) 7,000 7,120
Port Auth. of New York & New Jersey, Series 197, 5.00%,
11/15/36 (2) 2,925 2,963
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/27 (2) 3,150 3,268
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/33 (2) 1,325 1,382
Port Auth. of New York & New Jersey, Series 227, 2.00%,
10/1/32 (2) 2,550 2,318
Port Auth. of New York & New Jersey, Series 227, 3.00%,
10/1/29 (2) 5,000 5,059
Port Auth. of New York & New Jersey, Series 249, 5.00%,
10/15/34 (2) 1,300 1,511
131,047
NORTH CAROLINA  2.1%
Charlotte, Series A, GO, 5.00%, 6/1/33  3,515 3,827

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Charlotte City, Gov't. Fac., Series B, COP, 5.00%, 6/1/28  650 691
Charlotte City, Gov't. Fac., Series B, COP, 5.00%, 6/1/29  800 871
Charlotte City, Gov't. Fac., Series B, COP, 5.00%, 6/1/30  850 948
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/49
(Tender 12/1/31)  7,000 7,884
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/50
(Tender 12/1/28)  11,720 12,541
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/26  490 490
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/27  485 494
North Carolina Municipal Power Agency No. 1, Series A, 5.00%,
1/1/28  230 232
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/27 (2) 1,400 1,439
29,417
OHIO  1.0%
Allen County Hosp. Fac. Revenue, Series A, 5.00%, 8/1/30  4,260 4,475
Columbus, Series A, GO, 5.00%, 4/1/31  3,570 4,051
Ohio Hosp. Fac., Cleveland Clinic Health, Series C, VRDN,
2.75%, 1/1/52 (Tender 5/1/28)  2,265 2,272
Ohio, Univ. Hosp. Health System, Series A, 5.00%, 1/15/29  3,360 3,584
14,382
OKLAHOMA  0.1%
Univ. of Oklahoma, Series A, 5.00%, 7/1/27 (5) 700 727
Univ. of Oklahoma, Series A, 5.00%, 7/1/28 (5) 1,025 1,089
1,816
OREGON  1.6%
Oregon Housing & Community Services Dept., Gresham Civic
Station Apartments Project, Series Q, VRDN, 3.125%, 7/1/44
(Tender 7/1/28)  1,100 1,109
Oregon, Article XI-G Project, Series G, GO, 5.00%, 8/1/31  400 458
Oregon, Article XI-Q Project, Series A, GO, 5.00%, 5/1/33  1,175 1,212
Oregon, Interstate 5 Bridge Replacement Project, Series E,
GO, 5.00%, 5/15/30  1,830 2,044
Oregon, Interstate 5 Bridge Replacement Project, Series E,
GO, 5.00%, 5/15/31  1,650 1,843
Oregon, Interstate 5 Bridge Replacement Project, Series E,
GO, 5.00%, 5/15/35  2,400 2,649
Port of Portland, Airport Revenue, Series 24B, 5.00%,
7/1/28 (2) 2,240 2,285
Port of Portland, Airport Revenue, Series 28, 5.00%, 7/1/28 (2) 3,330 3,525
Port of Portland, Airport Revenue, Series 28, 5.00%, 7/1/29 (2) 6,515 7,054
22,179

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
PENNSYLVANIA  0.9%
Allegheny County Airport Auth., Series A, 5.00%, 1/1/29 (2)(4) 1,400 1,488
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/26  550 551
Bucks County IDA, 5.00%, 7/1/26  450 453
Bucks County IDA, 5.00%, 7/1/27  475 487
Pennsylvania Commonwealth, BID Group, GO, 5.00%, 8/15/31  5,000 5,673
Pennsylvania Economic DFA, Waste Management Project,
VRDN, 4.25%, 7/1/41 (Tender 7/1/27) (2) 25 26
Pennsylvania Housing Fin. Agency, Series 120, 3.10%, 10/1/36  490 475
Pennsylvania Housing Fin. Agency, Series 121, 3.10%, 10/1/36  440 427
Pennsylvania Housing Fin. Agency, Fairhill Phase I, VRDN,
3.15%, 1/1/46 (Tender 7/1/29)  2,645 2,670
12,250
PUERTO RICO  6.3%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (6) 6,800 7,157
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (6) 5,000 5,331
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (6) 1,250 1,296
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  19,435 19,887
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  11,753 12,554
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  5,777 6,416
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Fac. Fin. Auth., 5.00%, 7/1/27  450 461
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Fac. Fin. Auth., 5.00%, 7/1/29  850 901
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  13,854 13,857
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  6,883 6,607
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  1,000 901
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  7,000 5,883
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  6,535 5,071
86,322

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
RHODE ISLAND  0.0%
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/26  450 452
452
SOUTH CAROLINA  1.0%
Patriots Energy Group Fin. Agency, Series B-1, VRDN, 5.25%,
2/1/54 (Tender 3/1/31)  1,670 1,828
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, Series B-1, VRDN, 5.00%, 11/1/55 (Tender 11/1/30)  2,900 3,201
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/33  575 605
South Carolina Public Service Auth., Series A, 5.00%, 12/1/36  450 452
South Carolina Public Service Auth., Series B, 5.00%, 12/1/28  1,000 1,073
South Carolina Public Service Auth., Series B, 5.00%, 12/1/29  1,000 1,097
South Carolina Public Service Auth., Series B, 5.00%, 12/1/30  1,195 1,338
South Carolina Public Service Auth., Series B, 5.00%, 12/1/31  700 798
South Carolina State Housing Fin. & Dev. Auth., Series A,
6.00%, 7/1/32 (1) 1,335 1,591
South Carolina State Housing Fin. & Dev. Auth., Series A,
6.00%, 7/1/33 (1) 1,340 1,629
13,612
SOUTH DAKOTA  0.1%
South Dakota HEFA, Sanford, Series C-2, VRDN, 5.00%,
11/1/51 (Tender 11/1/32)  1,650 1,847
1,847
TENNESSEE  1.1%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/29  1,570 1,661
Ind. Dev. Board Of The City Of Kingsport Tennessee,
Stonecrest Apartments Project, VRDN, 2.95%, 9/1/29 (Tender
9/1/28)  3,750 3,772
Metropolitan Gov't. of Nashville & Davidson County Health &
Ed. Fac. Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  6,755 7,522
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/27 (2) 690 712
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/28 (2) 1,000 1,055
14,722
TEXAS  11.9%
Austin Airport System, Series B, 5.00%, 11/15/28 (2) 2,255 2,398
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  1,755 1,773
Board of Regents of the Univ. of Texas System, Series A,
5.00%, 8/15/29  2,500 2,737

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Board of Regents of the Univ. of Texas System, Series A,
5.00%, 8/15/31  2,000 2,284
Board of Regents of the Univ. of Texas System, Series C,
5.00%, 8/15/31  1,000 1,142
Central Texas Regional Mobility Auth., Series 2025B, 5.00%,
1/1/29  2,130 2,288
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/28  1,150 1,208
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/29  1,250 1,340
Central Texas Turnpike System, Series C, 5.00%, 8/15/31  3,500 3,954
Clifton Higher Ed. Fin., Idea Public Schools, 5.00%, 8/15/30  1,000 1,106
Clifton Higher Ed. Fin., International Leadership, Series A,
5.00%, 2/15/31  4,395 4,876
Clifton Higher Ed. Fin., YES Prep Public Schools, 5.00%, 4/1/30  350 383
Conroe Independent School Dist., GO, 5.00%, 2/15/31  900 1,017
Conroe Independent School Dist., GO, 5.00%, 2/15/32  1,200 1,380
Conroe Independent School Dist., GO, 5.00%, 2/15/33  1,275 1,485
Cypress-Fairbanks Independent School Dist., GO, 5.00%,
2/15/30  4,000 4,433
Cypress-Fairbanks Independent School Dist., Series 2019, GO,
5.00%, 2/15/30  1,750 1,893
Dallas Fort Worth Int'l. Airport, Series A-2, VRDN, 5.00%,
11/1/50 (Tender 11/1/29) (2) 4,400 4,720
Dallas Fort Worth Int'l. Airport, Series A-2, VRDN, 5.00%,
11/1/50 (Tender 11/1/32) (2) 5,000 5,602
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/28  1,000 1,072
Forney Independent School Dist., GO, 5.00%, 8/15/36  1,500 1,772
Harris County, GO, 5.00%, 9/15/29  1,370 1,500
Harris County, Series A, GO, 5.00%, 9/15/29  1,790 1,960
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 6/1/32 (Tender 12/1/26)  7,040 7,171
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/26)  1,500 1,528
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., Series B, 5.00%, 7/1/31  7,000 7,885
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
5.00%, 10/1/28  3,110 3,114
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  2,440 2,546
Houston Airport System Revenue, Series A, 5.00%, 7/1/29 (2) 2,130 2,295
Houston Airport System Revenue, United Airlines, Series B,
5.25%, 7/15/29 (2) 3,850 4,083
Houston Combined Utility System Revenue, First Lien,
Series A, 5.00%, 11/15/27  2,500 2,620
Houston Combined Utility System Revenue, First Lien,
Series A, 5.00%, 11/15/29  1,500 1,651

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Humble Independent School Dist., GO, 5.00%, 2/15/36  2,880 3,243
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (2) 540 541
Mission Economic Dev., Graphic Packaging International,
VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (2) 1,400 1,467
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27  1,000 1,024
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/28  3,200 3,369
Permanent Univ. Fund - Texas A&M Univ. System, Series A,
5.00%, 7/1/31  1,775 2,022
Permanent Univ. Fund - Univ. of Texas System, Series A,
5.00%, 7/1/30  3,135 3,502
San Antonio Electric & Gas Systems Revenue, Series A,
VRDN, 2.90%, 2/1/55 (Tender 12/1/27)  3,000 3,005
Tarrant County Cultural Ed. Fac. Fin., Ascension Senior Credit
Group, Series C-1, VRDN, 5.00%, 11/15/51 (Tender 11/15/32)  13,950 15,850
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Health Project, Series D, VRDN, 1.60%, 11/15/63  4,600 4,600
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Health Project, Series E, 5.00%, 11/15/29  2,400 2,630
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Health Project, Series E, VRDN, 5.00%, 11/15/52 (Tender
5/15/26)  3,650 3,669
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources
System, Series C, VRDN, 5.00%, 11/15/64 (Tender 11/15/32)  3,500 3,952
Texas A&M Univ., Series A, 5.00%, 5/15/27  2,000 2,069
Texas A&M Univ., Series A, 5.00%, 5/15/28  1,000 1,061
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  3,505 3,608
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/27  4,285 4,453
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  5,100 5,592
Texas Municipal Gas Acquisition & Supply VI, 5.00%, 1/1/30  775 827
Texas Municipal Gas Acquisition & Supply VI, 5.00%, 1/1/31  1,000 1,077
Texas Municipal Gas Acquisition & Supply VI, 5.00%, 1/1/32  1,000 1,087
Texas Private Activity Bond Surface Transportation, LBJ
Infrastructure Group, 4.00%, 12/31/31  3,470 3,620
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/34  3,000 3,124
Texas Water Financial Assistance, Economically Distressed
Areas Program, Series C, GO, 5.00%, 8/1/28  3,345 3,575
164,183
UTAH  1.1%
Downtown Revitalization Public Infrastructure Dist., Seg Redev.
Project, Series A, 5.00%, 6/1/30 (4) 700 774
Downtown Revitalization Public Infrastructure Dist., Seg Redev.
Project, Series A, 5.00%, 6/1/31 (4) 1,250 1,408

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/29 (2) 2,000 2,107
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/27 (2) 2,500 2,580
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/29 (2) 1,350 1,454
Salt Lake City Airport, Series A, 5.00%, 7/1/29 (2) 2,000 2,155
Salt Lake City Airport, Series A, 5.00%, 7/1/34 (2) 4,860 5,087
15,565
VIRGINIA  6.1%
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  7,500 8,240
Fairfax County IDA, Inova Health System, 5.00%, 5/15/27  3,170 3,274
Fairfax County IDA, Inova Health System, 5.00%, 5/15/32  5,000 5,738
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/30)  5,000 5,487
Fairfax County Redev. & Housing Auth., Dominion Square
North Project, VRDN, 5.00%, 1/1/45 (Tender 1/1/28)  1,125 1,159
Hampton Roads Sanitation Dist., Series A, 5.00%, 7/15/26  2,775 2,804
Hampton Roads Sanitation Dist., Series A, 5.00%, 11/1/27  3,425 3,587
Hampton Roads Sanitation Dist., Series A, 5.00%, 11/1/28  3,260 3,506
Louisa IDA, Virginia Electric & Power Project, Series A, VRDN,
PCR, 3.65%, 11/1/35 (Tender 10/1/27)  2,975 3,033
Louisa IDA, Virginia Electric & Power Project, Series B, VRDN,
PCR, 3.125%, 11/1/35 (Tender 10/1/30)  1,430 1,457
Louisa IDA, Virginia Electric & Power Project, Series C, VRDN,
PCR, 3.80%, 11/1/35 (Tender 5/28/27)  100 102
Norfolk, Series A, GO, 5.00%, 9/1/36  4,595 5,059
Prince William County Service Auth., 5.00%, 7/15/30  500 560
Virginia College Building Auth., 4.00%, 2/1/29  6,065 6,148
Virginia HDA, Series A, 3.25%, 9/1/29  870 873
Virginia HDA, Series E, 2.90%, 10/1/29  6,250 6,258
Virginia HDA, Series E, 3.00%, 4/1/29  3,000 3,016
Virginia HDA, Series E, 3.15%, 1/1/31  1,020 1,034
Virginia HDA, Series G, VRDN, 3.125%, 7/1/56 (Tender 4/1/27)  3,335 3,335
Virginia HDA, Series G-1, 2.55%, 7/1/27  270 270
Virginia HDA, Series G-1, 2.60%, 1/1/28  240 241
Virginia HDA, Series G-1, 2.65%, 7/1/28  170 170
Virginia HDA, Series H, 3.625%, 6/1/29  2,550 2,555
Virginia Public School Auth.,  School Technology & Security
Notes, Series XIII, 5.00%, 4/15/29  5,000 5,432
Virginia Resources Auth. Clean Water Revolving Fund, 5.00%,
10/1/28  4,400 4,722
Virginia Small Business Fin. Auth., Senior Lien, 4.00%,
1/1/30 (2) 3,250 3,352

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Wise County IDA, Virginia Electric & Power, Series A, VRDN,
3.80%, 11/1/40 (Tender 5/28/27)  3,020 3,073
84,485
WASHINGTON  2.7%
Energy Northwest, Series A, 5.00%, 7/1/27  5,630 5,681
Energy Northwest, Series A, 5.00%, 7/1/28  2,940 3,133
Energy Northwest, Series A, 5.00%, 7/1/31  1,100 1,254
Energy Northwest, Project 1, Series B, 5.00%, 7/1/27  3,500 3,635
King County Sewer Revenue, Series A, 5.00%, 7/1/27  5,000 5,194
Port of Seattle, Series B, 5.00%, 7/1/29 (2) 6,150 6,659
Washington, Series C, GO, Zero Coupon, 6/1/28 (7) 2,670 2,534
Washington, Series D, GO, 5.00%, 2/1/32  5,000 5,131
Washington, Series E, GO, 5.00%, 6/1/30  1,385 1,531
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/30 (5)(6) 300 326
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/31 (5)(6) 500 551
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/32 (5)(6) 750 837
36,466
WEST VIRGINIA  0.4%
Ohio County Special Dist. Excise Tax Revenue, Series A,
5.00%, 6/1/26 (4) 500 503
Ohio County Special Dist. Excise Tax Revenue, Series A,
5.00%, 6/1/27 (4) 300 308
Ohio County Special Dist. Excise Tax Revenue, Series A,
5.00%, 6/1/28 (4) 285 300
Ohio County Special Dist. Excise Tax Revenue, Series A,
5.00%, 6/1/29 (4) 425 456
West Virginia Economic Dev. Auth., Appalachian Power Amos
Project, Series A, VRDN, 3.30%, 1/1/41 (Tender 9/1/28) (2) 3,175 3,221
West Virginia Hosp. Fin. Auth., United Health System, 5.00%,
6/1/28  15 15
4,803
WISCONSIN  1.0%
PFA, Kawa Fund, Series 1, Class A, VRDN, 3.625%, 6/15/63
(Tender 6/15/31)  1,425 1,427
PFA, Pinecrest Academy, Series A, 4.00%, 7/15/33 (6) 575 581
PFA, Waste Management Project, 2.875%, 5/1/27 (2) 345 344
Wisconsin, Series 2, GO, 5.00%, 11/1/27  350 362
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-3, VRDN, 5.00%, 8/15/54  3,500 3,763
Wisconsin HEFA, Ascension Health Credit Group, Series A,
5.00%, 11/15/28  25 25

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series A, 2.75%, 9/1/30  1,160 1,166
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series C, 3.25%, 3/1/28  2,850 2,876
Wisconsin Housing & Economic Dev. Auth. Housing Revenue,
Series B, VRDN, 3.10%, 11/1/56 (Tender 11/1/28)  3,595 3,609
14,153
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS  0.0%
T. Rowe Price Government Reserve Fund, 3.73% (8)(9) 1 1
Total Short-Term Investments (Cost $1) 1
Total Investments in Securities
99.8% of Net Assets
(Cost $1,345,907) $ 1,377,989
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) When-issued security
(2) Interest subject to alternative minimum tax.
(3) Insured by National Public Finance Guarantee Corporation
(4) Insured by Assured Guaranty Incorporated
(5) Insured by Build America Mutual Assurance Company
(6) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $16,079 and represents 1.2% of net assets.
(7) Insured by AMBAC Assurance Corporation
(8) Seven-day yield
(9) Affiliated Companies
3M TSFR Three month term SOFR (Secured overnight financing rate)
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
FRN Floating Rate Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority

T. ROWE PRICE Tax-Free Short-Intermediate Fund

.
.
.
.
.
.
.
.
.
.
HFC Housing Finance Corporation
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
RAC Revenue Anticipation Certificate
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended February 28, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.73% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
2/28/25
Purchase
Cost
Sales
Cost
Value
2/28/26
T. Rowe Price Government
Reserve Fund, 3.73% $ 1  ¤  ¤ $ 1^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
February 28, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,345,907) $ 1,377,989
Interest receivable 14,372
Receivable for investment securities sold 6,019
Receivable for shares sold 574
Other assets 58
Total assets 1,399,012
Liabilities
Payable for investment securities purchased 12,457
Payable for shares redeemed 2,344
Investment management fees payable 210
Due to affiliates 39
Payable to directors 1
Other liabilities 3,842
Total liabilities 18,893
Commitments and Contingent Liabilities (note 5)
NET ASSETS $ 1,380,119

T. ROWE PRICE Tax-Free Short-Intermediate Fund
February 28, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (15,960)
Paid-in capital applicable to 246,729,325 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 1,396,079
NET ASSETS $ 1,380,119
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $624,830; Shares outstanding: 111,737,003) $ 5.59
Advisor Class
(Net assets: $949; Shares outstanding: 170,055) $ 5.58
I Class
(Net assets: $754,340; Shares outstanding: 134,822,267) $ 5.60

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/26
Investment Income (Loss)
Interest income $ 46,350
Expenses
Investment management 2,739
Shareholder servicing
Investor Class $ 1,055
Advisor Class 3
I Class 102 1,160
Rule 12b-1 fees
Advisor Class 2
Prospectus and shareholder reports
Investor Class 17
Advisor Class 1
I Class 10 28
Custody and accounting 228
Registration 98
Legal and audit 39
Directors 4
Miscellaneous 21
Total expenses 4,319
Net investment income 42,031
Realized and Unrealized Gain / Loss –
Net realized gain on securities 738
Change in net unrealized gain / loss on securities 21,961
Net realized and unrealized gain / loss 22,699
INCREASE IN NET ASSETS FROM OPERATIONS $ 64,730

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/26 2/28/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 42,031 $ 39,048
Net realized gain (loss) 738 (6,568)
Change in net unrealized gain / loss 21,961 14,311
Increase in net assets from operations 64,730 46,791
Distributions to shareholders
Net earnings
Investor Class (19,407) (18,523)
Advisor Class (25) (22)
I Class (22,394) (20,358)
Decrease in net assets from distributions (41,826) (38,903)
Capital share transactions
*
Shares sold
Investor Class 124,538 132,568
Advisor Class 118 356
I Class 183,592 119,158
Distributions reinvested
Investor Class 16,982 16,185
Advisor Class 25 22
I Class 17,050 15,723
Shares redeemed
Investor Class (216,746) (208,907)
Advisor Class (257) (505)
I Class (165,702) (233,430)
Decrease in net assets from capital share
transactions (40,400) (158,830)

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/26 2/28/25
Net Assets
Decrease during period (17,496) (150,942)
Beginning of period 1,397,615 1,548,557
End of period $ 1,380,119 $ 1,397,615
*Share information (000s)
Shares sold
Investor Class 22,596 24,232
Advisor Class 22 65
I Class 33,318 21,791
Distributions reinvested
Investor Class 3,077 2,961
Advisor Class 4 4
I Class 3,088 2,876
Shares redeemed
Investor Class (39,345) (38,221)
Advisor Class (47) (92)
I Class (30,121) (42,720)
Decrease in shares outstanding (7,408) (29,104)

T. ROWE PRICE Tax-Free Short-Intermediate Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Tax-Free Short-Intermediate Fund, Inc. (the fund) is a diversified, open-
end management investment company established by the corporation. The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities. The fund has three classes of shares: the Tax-Free Short-Intermediate Fund,
Inc. (Investor Class), the Tax-Free Short-Intermediate Fund–Advisor Class
(Advisor Class) and the Tax-Free Short-Intermediate Fund–I Class (I Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported

T. ROWE PRICE Tax-Free Short-Intermediate Fund

on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Tax-Free Short-Intermediate Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $485,394,000 and
$522,154,000, respectively, for the year ended February 28, 2026.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 1,377,988 $ — $ 1,377,988
Short-Term Investments 1 — — 1
Total $ 1 $ 1,377,988 $ — $ 1,377,989

T. ROWE PRICE Tax-Free Short-Intermediate Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At February 28, 2026, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
February 28,
2026
February 28,
2025
Tax-exempt income $ 41,826 $ 38,903
($000s)
Cost of investments $ 1,345,386
Unrealized appreciation $ 32,774
Unrealized depreciation (171)
Net unrealized appreciation (depreciation) $ 32,603

T. ROWE PRICE Tax-Free Short-Intermediate Fund

At February 28, 2026, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended February 28, 2026, the fund utilized $741,000 of capital loss carryforwards.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.20% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense
($000s)
Undistributed tax-exempt income $ 162
Net unrealized appreciation (depreciation) 32,603
Loss carryforwards and deferrals (48,725)
Total distributable earnings (loss) $ (15,960)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended February 28, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by
Price Associates in the amount of less than $1,000 remain subject to repayment by the fund at February 28, 2026. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.55% 0.80% 0.05%
Expense limitation date 04/30/27 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $— $—
(1)
$—
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Tax-Free Short-Intermediate Fund

administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended February 28, 2026, expenses incurred pursuant to these service agreements were $125,000 for Price
Associates and $287,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of February 28, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,020,436 shares of the Investor Class, representing less than 1% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. Purchases and sales cross trades aggregated $16,500,000 and
$14,600,000, respectively, with net realized gain of $0 for the year ended
February 28, 2026.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Tax-Free
Short-Intermediate Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Tax-Free Short-Intermediate Fund,
Inc. (the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $41,738,000 which qualified as exempt-interest dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F56-050 4/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 21, 2026